OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2020	2019

Prepaid expenses	$5,567	$3,876
Government authorities	8,176	15,850
Advances to suppliers	4,843	4,315
Derivatives	-	62
Other receivables (*)	7,895	9,963

	$26,481	$34,066